AB New York Portfolio
AB NEW YORK PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and New York State and City income tax that is available without assuming what the Adviser considers to be undue risk to principal or income.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 149 of the Portfolio's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB New York Portfolio	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - AB New York Portfolio		CLASS A	CLASS B	CLASS C	ADVISOR CLASS
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.05%	0.06%	0.05%	0.04%
Other Expenses: Interest Expense		0.01%	0.01%	0.01%	0.01%
Other Expenses		0.07%	0.07%	0.07%	0.07%
Total Other Expenses		0.13%	0.14%	0.13%	0.12%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver		0.83%	1.59%	1.58%	0.57%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)	(0.08%)	(0.07%)	(0.06%)
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	[2]	0.76%	1.51%	1.51%	0.51%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until September 30, 2016 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, Total Annual Portfolio Operating Expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS ----- .75% 1.50% 1.50% .50%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB New York Portfolio - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS
After 1 Year	$ 375	$ 454	$ 254	$ 52
After 3 Years	550	594	492	177
After 5 Years	740	858	854	312
After 10 Years	$ 1,288	$ 1,491	$ 1,872	$ 708

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB New York Portfolio - USD ($)	CLASS B	CLASS C
After 1 Year	$ 154	$ 154
After 3 Years	494	492
After 5 Years	858	854
After 10 Years	$ 1,491	$ 1,872

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New York or municipal securities with interest that is otherwise exempt from New York state income tax.

The Portfolio may also invest in:
  forward commitments;
  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and
  derivatives, such as options, futures contracts, forwards and swaps.

PRINCIPAL RISKS:
  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting its economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector contributing over one-fifth of the state's wages, the state's economy is especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

  The Portfolio may invest in municipal securities of issuers in Puerto Rico or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of most other U.S. issuers of tax-exempt securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico's downturn was particularly severe, and it continues to face a very challenging economic and fiscal environment. As a result, securities issued by Puerto Rico issuers have extremely low credit ratings and are on "negative watch" by credit rating organizations. Some Puerto Rico issuers are in default on principal and interest payments. Markets in such securities have been volatile. If the economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico's difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.
  TAX RISK: There is no guarantee that all of the Portfolio's income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio's net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio's yield.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to a heightened risk of rising interest rates due to the current period of historically low rates and the effect of government fiscal policy initiatives, including Federal Reserve actions, and market reaction to these initiatives. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over ten years; and
  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio's website at www.ABglobal.com (click on "Menu--Americas--Individual Investors--United States (US Citizens)", then "Investments--Fund Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2015, the year-to-date unannualized return for Class A shares was -0.11%.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.36%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.73%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns - AB New York Portfolio		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	4.87%	3.70%	3.78%
CLASS A | Return After Taxes on Distributions	[1]	4.86%	3.68%	3.77%
CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	4.23%	3.67%	3.79%
CLASS B		4.30%	3.60%	3.68%
CLASS C		6.41%	3.61%	3.38%
ADVISOR CLASS	[2]	8.47%	4.64%	4.41%	Aug. 06, 2008
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		9.05%	5.16%	4.74%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 8/6/08. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.